Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2023
Intangible Assets and Contract Liabilities
Intangible Assets and Contract Liabilities

15) Intangible Assets and Contract Liabilities

(a) Intagible Assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2021	$—	$75	$75
Additions	—	—	—
Amortization for the year	—	(75)	(75)
Intangibles, December 31, 2022	$—	$—	$—
Additions	—	—	—
Amortization for the period	—	—	—
Intangibles, December 31, 2023	$—	$—	$—

The intangible for the above market value of time charter contract associated with the Tordis Knutsen was amortized to time charter revenue on a straight-line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date. The intangible for the above market value of time charter contract associated with the Vigdis Knutsen was amortized to time charter revenue on a straight-line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date.

(b) Contact Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of the acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight-line basis over the 12 years’ contract period that expired in March 2023 and August 2023, respectively.

		Amortization		Amortization
		for the year		for the year
	Balance of	ended	Balance of	ended	Balance of
	December 31,	December 31,	December 31,	December 31,	December 31,
(U.S. Dollars in thousands)	2021	2022	2022	2023	2023
Contract liabilities:
Unfavourable contract rights	$(2,169)	$1,518	$(651)	$651	$—
Total amortization income		$1,518		$651

Accumulated amortization for contract liabilities was $18.3 million and $17.6 million as of December 31, 2023 and 2022, respectively.